GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA
NOTE 12:	GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA

a.	Business segment, geographical areas and foreign operations:

The Company applies ASC 280, "Segment Reporting". The Company manages its business on the basis of one reportable segment (see Note 1 for a brief description of the Company's business). Total revenues are attributed to geographic areas based on the location of the customers.

b.	Geographical information :

1.	Revenues:

	Year ended December 31,
	2015	2016	2017
License Revenues

Far East	$1,433	$1,736	$2,730
Germany	2,421	1,099	1,058
Rest of Europe	2,127	922	877
North and South America	1,343	1,961	339
Africa and Middle East	384	255	231

	7,708	5,973	5,236
Service Revenues

Far East	3,837	4,191	3,692
Germany	4,881	4,164	3,957
Rest of Europe	4,658	4,016	3,674
North and South America	12,270	12,847	12,808
Africa and Middle East	437	444	296

	26,083	25,662	24,427

Total revenues	$33,791	$31,635	$29,663

2.	The following is a summary of long-lived assets within geographic areas based on the assets' locations:

	Year ended December 31,
	2016	2017

Israel	$110	$75
USA	737	589
Other	153	129

Total Long-lived assets:	$1,000	$793